Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
1
Shares Security Description Value
Common Stock - 99.0%
Consumer Discretionary - 7.3%
14,355 Abercrombie & Fitch Co.
(a)
$ 809,191
2,750 Boot Barn Holdings, Inc.
(a)
223,272
9,695 Modine Manufacturing Co.
(a)
443,546
7,520 Ollie's Bargain Outlet Holdings,
Inc.
(a)
580,394
21,085 OneSpaWorld Holdings, Ltd.
(a)
236,574
1,785 Wingstop, Inc. 321,014
12,530 YETI Holdings, Inc.
(a)
604,197
3,218,188
Consumer Staples - 4.6%
3,075 Duolingo, Inc.
(a)
510,050
5,855 elf Beauty, Inc.
(a)
643,055
8,445 Freshpet, Inc.
(a)
556,357
11,725 The Vita Coco Co., Inc.
(a)
305,319
2,014,781
Energy - 9.0%
13,265 ChampionX Corp. 472,499
7,670 Matador Resources Co. 456,212
32,820 ProPetro Holding Corp.
(a)
348,877
42,155 TechnipFMC PLC 857,433
113,250 Transocean, Ltd.
(a)
929,782
10,375 Weatherford International PLC
(a)
937,174
4,001,977
Financials - 6.5%
14,845 Flywire Corp.
(a)
473,407
2,170 Kinsale Capital Group, Inc. 898,662
18,380 Remitly Global, Inc.
(a)
463,544
17,740 Skyward Specialty Insurance
Group, Inc.
(a)
485,366
16,730 The Bancorp, Inc.
(a)
577,185
2,898,164
Health-Care - 3.1%
3,125 Amphastar Pharmaceuticals, Inc.
(a)
143,719
7,595 Apellis Pharmaceuticals, Inc.
(a)
288,914
3,420 Axonics, Inc.
(a)
191,931
6,205 Crinetics Pharmaceuticals, Inc.
(a)
184,537
4,280 Vaxcyte, Inc.
(a)
218,194
10,220 Vericel Corp.
(a)
342,574
1,369,869
Health-Care Equipment & Services - 10.7%
21,560 Alphatec Holdings, Inc.
(a)
279,633
10,465 Encompass Health Corp. 702,829
5,900 Glaukos Corp.
(a)
443,975
5,465 Haemonetics Corp.
(a)
489,555
12,330 HealthEquity, Inc.
(a)
900,706
6,645 Inari Medical, Inc.
(a)
434,583
450 Inspire Medical Systems, Inc.
(a)
89,298
27,710 Option Care Health, Inc.
(a)
896,419
Shares Security Description Value
Health-Care Equipment & Services - 10.7% (continued)
15,210 RxSight, Inc.
(a)
$ 424,207
4,195 SI-BONE, Inc.
(a)
89,102
4,750,307
Industrials - 28.4%
2,585 AeroVironment, Inc.
(a)
288,305
3,730 Applied Industrial Technologies,
Inc. 576,695
10,175 Arcosa, Inc. 731,583
24,600 Array Technologies, Inc.
(a)
545,874
6,410 Chart Industries, Inc.
(a)
1,084,059
3,045 Clean Harbors, Inc.
(a)
509,611
3,135 Comfort Systems USA, Inc. 534,235
12,190 Construction Partners, Inc.
(a)
445,667
16,240 FTAI Aviation, Ltd. 577,332
24,020 Hayward Holdings, Inc.
(a)
338,682
9,830 Huron Consulting Group, Inc.
(a)
1,023,893
8,635 Kirby Corp.
(a)
714,978
30,210 Kratos Defense & Security
Solutions, Inc.
(a)
453,754
1,840 MYR Group, Inc.
(a)
247,958
7,915 NEXTracker, Inc., Class A
(a)
317,866
930 RBC Bearings, Inc.
(a)
217,741
1,395 Saia, Inc.
(a)
556,117
2,860 SiteOne Landscape Supply, Inc.
(a)
467,467
5,545 SPX Technologies, Inc.
(a)
451,363
13,615 Sterling Infrastructure, Inc.
(a)
1,000,430
9,600 Terex Corp. 553,152
15,225 The AZEK Co., Inc.
(a)
452,792
6,270 XPO, Inc.
(a)
468,118
12,557,672
Information Technology - 26.7%
8,440 Aehr Test Systems
(a)
385,708
15,085 Alkami Technology, Inc.
(a)
274,849
2,880 Appfolio, Inc.
(a)
525,974
4,125 Axcelis Technologies, Inc.
(a)
672,581
3,450 Badger Meter, Inc. 496,352
3,860 Blackbaud, Inc.
(a)
271,435
9,425 Camtek, Ltd./Israel
(a)
586,801
7,560 Ciena Corp.
(a)
357,286
2,865 CyberArk Software, Ltd.
(a)
469,201
2,960 Fabrinet
(a)
493,195
34,655 Fastly, Inc., Class A
(a)
664,336
9,105 FormFactor, Inc.
(a)
318,129
31,055 Freshworks, Inc.
(a)
618,616
6,030 MACOM Technology Solutions
Holdings, Inc.
(a)
491,927
6,800 nCino, Inc.
(a)
216,240
10,450 Nutanix, Inc., Class A
(a)
364,496
3,550 Onto Innovation, Inc.
(a)
452,696

Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
2
The following is a summary of the inputs used to value the
Fund's investments as of September 30, 2023.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized
as Level 2 in the hierarchy. Municipal securities, long-term U.S.
government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE
FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED BY THE FUND.
Shares Security Description Value
Information Technology - 26.7% (continued)
27,020 PowerSchool Holdings, Inc.
(a)
$ 612,273
15,155 PROS Holdings, Inc.
(a)
524,666
10,000 Q2 Holdings, Inc.
(a)
322,700
8,605 Semtech Corp.
(a)
221,579
3,170 Smartsheet, Inc., Class A
(a)
128,258
24,235 Sprinklr, Inc.
(a)
335,412
2,615 Sprout Social, Inc., Class A
(a)
130,436
965 Super Micro Computer, Inc.
(a)
264,622
15,060 Tenable Holdings, Inc.
(a)
674,688
6,650 Varonis Systems, Inc.
(a)
203,091
8,390 Veeco Instruments, Inc.
(a)
235,843
5,220 Workiva, Inc.
(a)
528,995
11,842,385
Materials - 2.7%
11,045 ATI, Inc.
(a)
454,502
10,905 Carpenter Technology Corp. 732,925
1,187,427
Total Common Stock (Cost $42,950,690) 43,840,770
Shares Security Description Value
Money Market Fund - 0.8%
333,335 First American Treasury
Obligations Fund,
Class X, 5.27%
(b)
(Cost $333,335) 333,335
Investments, at value - 99.8% (Cost
$43,284,025) $ 44,174,105
Other Assets & Liabilities, Net - 0.2% 106,788
Net Assets - 100.0% $ 44,280,893
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current
market conditions. Rate was the quoted yield as of
September 30, 2023.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 44,174,105
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 44,174,105